CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Dec. 31, 2017	Dec. 31, 2016
Shareholders equity:
Common stock, authorized	20,000,000	20,000,000
Common stock, issued	2,229,609	2,229,609
Treasury stock, shares	167,700	167,700
ZHEJIANG TIANLAN
Shareholders equity:
Common stock, issued	82,572,000	81,372,000
ZHEJIANG JIAHUAN
Shareholders equity:
Common stock, issued	80,000,000	80,000,000